Loans Receivable and Allowance for Loan Losses (Credit Quality Indicators for Commercial Loans, by Loan Type) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	$ 1,660,688	$ 1,437,659
Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	525,127	447,144
Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	71,151	81,734
Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	332,070	302,417
Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	138,064	133,176
Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	594,276	473,188
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	1,574,075	1,362,775
Pass [Member] | Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	473,984	410,530
Pass [Member] | Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	71,151	81,734
Pass [Member] | Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	311,668	285,416
Pass [Member] | Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	133,033	120,687
Pass [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	584,239	464,408
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	26,827	12,006
Special Mention [Member] | Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	20,785	8,064
Special Mention [Member] | Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	0	0
Special Mention [Member] | Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	4,268	3,624
Special Mention [Member] | Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	190	0
Special Mention [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	1,584	318
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	31,684	32,531
Substandard [Member] | Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	18,724	18,333
Substandard [Member] | Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	0	0
Substandard [Member] | Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	8,718	8,539
Substandard [Member] | Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	1,613	3,902
Substandard [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	2,629	1,757
Substandard Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	28,102	30,347
Substandard Nonaccrual [Member] | Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	11,634	10,217
Substandard Nonaccrual [Member] | Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	0	0
Substandard Nonaccrual [Member] | Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	7,416	4,838
Substandard Nonaccrual [Member] | Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	3,228	8,587
Substandard Nonaccrual [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	5,824	6,705
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	0	0
Doubtful [Member] | Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	0	0
Doubtful [Member] | Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	0	0
Doubtful [Member] | Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	0	0
Doubtful [Member] | Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	0	0
Doubtful [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposure for commercial loans	$ 0	$ 0